Related party disclosures (Tables)	12 Months Ended
Mar. 31, 2022
Summary of arm’s length transactions with related parties

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

	March 31,
	2020	2021	2022
Group Companies of entities having significant influence
Advertisement expense	(300)	-	-
Interest expense	(6,400)	-	-
Communication expense	698	649	-
Joint venture company			-
Rendering of services	-	(21)	-
Recovery of expenses	944	741	824
Loan given	4,200	19,500	2,500
Interest income	4,819	7,206	4,240
Commission expense	45	(1)	-
Investment in shares	3,500	-	-

	March 31,
	2021	2022

Group Companies of entities having significant influence
Trade payable	7,959	-
Trade receivable	3,317	-
Joint venture company
Prepayment and Other asset*	53,700	-
Trade receivable**	15,418	-
Other financial assets**	-	-

Schedule of key management compensation

	March 31,
	2020	2021	2022
Compensation of key management personnel of the Group
Short-term employee benefits	46,342	27,462	35,019
Contributions to defined contribution plans	180	259	340
Profit linked bonus	18,487	16,130	-
Directors Sitting fee’s	8,886	10,846	10,516
Share based payment	2,277	53,330	157,715
Total compensation paid to key management personnel	76,172	108,027	203,590